Share capital and other equity - Reserves (Details)			1 Months Ended	12 Months Ended				22 Months Ended
		Aug. 30, 2022	Mar. 31, 2021 shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares		Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2022 £ / shares shares	Aug. 26, 2022 £ / shares	Aug. 25, 2022 £ / shares
Ordinary share from discontinued operations basic | £ / shares				£ (0.027)	£ 0.043	[1]	£ 0.017
Ordinary share from discontinued operations dilutive | £ / shares				£ (0.026)	£ 0.043	[1]	£ 0.017
Share consolidation ratio		0.9286
Ordinary shares
Own shares held				114,011,084				114,011,084
Own shares acquired | £				£ 0
Par value | £ / shares				£ 1.076923076923077				£ 1.076923076923077	£ 1.0769	£ 1
Number of shares transferred to treasury			200,000,000
Number of shares used to satisfy the exercise of options and vesting of awards								76,513,524
Own shares held
Own shares acquired | £	[2]				£ 383,000,000		£ 77,000,000
Share consolidation ratio		0.9286
Share awards and options | Own shares held
Own shares held				13,000,000			15,000,000	13,000,000
Par value | £ / shares				£ 1.0769				£ 1.0769
Delivery of own shares held				2,000,000

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	In March 2022, there was an agreement with HM Treasury to buy 549.9 million (March 2021 - 591 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 220.5 pence per share (March 2021 - 190.5 pence per share) for the total consideration of £1.22 billion (March 2021 - £1.13 billion). NatWest Group cancelled all 549.9 million of the purchased ordinary shares (March 2021 - NatWest Group cancelled 391 million of the purchased ordinary shares and held the remaining 200 million in own shares held). The nominal value of the share cancellation has been transferred to the capital redemption reserve.